UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22255

Columbia ETF Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA 02110
(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

Columbia Beyond BRICs ETF

December 31, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 99.5%
Bangladesh - 5.5%
BRAC Bank Ltd.(a)	215,992	187,159
GrameenPhone, Ltd.	54,376	238,049
Square Pharmaceuticals, Ltd.	188,862	572,214
United Power Generation and Distribution Co. Ltd.	164,079	568,507
Total Bangladesh		1,565,929
Chile - 3.5%
Banco de Chile	974,049	139,188
Banco Santander Chile	2,173,409	161,878
Empresas CMPC SA	39,136	124,406
Empresas COPEC SA	17,084	205,003
Enel Americas SA	967,046	170,710
S.A.C.I. Falabella	25,299	185,536
Total Chile		986,721
Colombia - 0.5%
Ecopetrol SA	166,271	135,423
Czech Republic - 0.5%
CEZ AS	5,539	131,623
Hungary - 1.1%
OTP Bank Nyrt.	8,008	322,171
Indonesia - 9.5%
PT Astra International Tbk	709,695	405,928
PT Bank Central Asia Tbk	338,453	611,946
PT Bank Mandiri Persero Tbk	649,354	333,031
PT Bank Negara Indonesia Persero Tbk	259,477	158,790
PT Bank Rakyat Indonesia Persero Tbk	1,855,776	472,332
PT Hanjaya Mandala Sampoerna Tbk	306,541	79,087
PT Telekomunikasi Indonesia Persero Tbk	1,627,655	424,458
PT Unilever Indonesia Tbk	40,216	126,968
PT United Tractors Tbk	53,042	100,883
Total Indonesia		2,713,423
Kenya - 3.1%
Equity Group Holdings PLC	928,399	317,670
Safaricom PLC	2,576,585	561,612
Total Kenya		879,282
Kuwait - 1.7%
Kuwait Finance House KSCP	106,776	214,853
National Bank of Kuwait SAKP	104,261	286,362
Total Kuwait		501,215
Malaysia - 8.9%
Axiata Group Bhd	155,813	148,178
CIMB Group Holdings Bhd	236,306	326,511
DiGi.Com Bhd	128,525	139,955
IHH Healthcare Bhd	97,906	127,698
Malayan Banking Bhd	204,913	471,064
Petronas Chemicals Group Bhd	99,199	223,003
Public Bank Bhd	108,124	647,828
Tenaga Nasional Bhd	138,696	456,447
Total Malaysia		2,540,684
Mexico - 11.1%
America Movil SAB de CV Series L	962,254	682,586
Arca Continental SAB de CV	13,639	76,022
Cemex SAB de CV Series CPO(a)	529,342	255,079
Fomento Economico Mexicano SAB de CV Series UBD	73,707	631,499
Grupo Elektra, SAB de CV	2,269	109,676
Grupo Financiero Banorte SAB de CV Class O	98,647	479,767
Grupo Mexico SAB de CV Series B	125,731	258,181
Grupo Televisa SAB Series CPO	87,315	218,756
Wal-Mart de Mexico SAB de CV	180,940	459,109
Total Mexico		3,170,675

Issuer	Shares	Value ($)

Common Stocks (continued)
Morocco - 4.0%
Attijariwafa Bank	12,271	580,592
Maroc Telecom	39,041	576,993
Total Morocco		1,157,585
Nigeria - 4.0%
Guaranty Trust Bank PLC	6,019,405	570,477
Zenith Bank PLC	8,920,477	565,659
Total Nigeria		1,136,136
Philippines - 3.6%
Ayala Corp.	8,640	147,875
Ayala Land, Inc.	243,177	187,753
BDO Unibank, Inc.	68,657	170,777
SM Investments Corp.	16,931	295,411
SM Prime Holdings, Inc.	316,860	215,719
Total Philippines		1,017,535
Qatar - 4.4%
Industries Qatar QSC	6,944	254,797
Qatar Islamic Bank SAQ	4,022	167,893
Qatar National Bank QPSC	15,423	825,942
Total Qatar		1,248,632
Romania - 1.7%
Banca Transilvania SA	971,258	478,223
South Africa - 15.2%
Absa Group Ltd.	21,126	237,651
Aspen Pharmacare Holdings, Ltd.	11,113	104,154
FirstRand, Ltd.	94,949	432,732
MTN Group, Ltd.	53,742	332,502
Naspers, Ltd. N Shares	4,773	959,667
Nedbank Group, Ltd.	11,969	228,580
Old Mutual Ltd.	144,180	224,514
Remgro, Ltd.	15,371	208,088
Sanlam, Ltd.	51,957	288,228
Sasol, Ltd.	16,625	491,180
Shoprite Holdings, Ltd.	14,077	186,079
Standard Bank Group, Ltd.	38,128	473,943
Vodacom Group, Ltd.	18,955	173,935
Total South Africa		4,341,253
Thailand - 12.4%
Advanced Info Service PCL NVDR	39,271	208,054
Airports of Thailand PCL NVDR	150,628	297,231
Bangkok Bank PCL NVDR	17,275	107,704
Bangkok Dusit Medical Services PCL NVDR	308,307	234,828
Central Pattana PCL NVDR	86,747	199,150
CP ALL PCL NVDR	183,045	386,497
Indorama Ventures PCL NVDR	62,626	104,345
Kasikornbank PCL NVDR	41,403	235,244
PTT Exploration & Production PCL NVDR	48,389	168,678
PTT Global Chemical PCL NVDR	71,317	156,061
PTT PCL NVDR	501,830	708,974
Siam Cement PCL (The) NVDR	29,488	394,864
Siam Commercial Bank PCL NVDR	84,500	346,460
Total Thailand		3,548,090
United Arab Emirates - 3.0%
Dubai Islamic Bank PJSC	57,108	77,737
Emaar Properties PJSC	121,869	137,027
Emirates Telecommunications Group Co. PJSC	60,421	279,310
First Abu Dhabi Bank PJSC	94,305	362,005
Total United Arab Emirates		856,079

Issuer	Shares	Value ($)

Common Stocks (continued)
Vietnam - 5.8%
Bank for Foreign Trade of Vietnam JSC	115,640	266,727
Hoa Phat Group JSC(a)	389,366	519,546
No Va Land Investment Group Corp.(a)	125,694	347,901
Vietnam Dairy Products JSC	100,754	521,254
Total Vietnam		1,655,428
Total Investments in Securities
(Cost: $29,054,603)		28,386,107(b)
Other Assets & Liabilities, Net		144,246
Net Assets		28,530,353

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3
	quoted prices in active markets for identical assets ($)	other significant observable inputs ($)	significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Bangladesh	1,565,929	—	—	1,565,929
Chile	986,721	—	—	986,721
Colombia	135,423	—	—	135,423
Czech Republic	131,623	—	—	131,623
Hungary	322,171	—	—	322,171
Indonesia	2,713,423	—	—	2,713,423
Kenya	879,282	—	—	879,282
Kuwait	501,215	—	—	501,215
Malaysia	2,540,684	—	—	2,540,684
Mexico	3,170,675	—	—	3,170,675
Morocco	1,157,585	—	—	1,157,585
Nigeria	1,136,136	—	—	1,136,136
Philippines	1,017,535	—	—	1,017,535
Qatar	1,248,632	—	—	1,248,632
Romania	478,223	—	—	478,223
South Africa	4,341,253	—	—	4,341,253
Thailand	3,548,090	—	—	3,548,090
United Arab Emirates	856,079	—	—	856,079
Vietnam	1,655,428	—	—	1,655,428
Total Common Stocks	28,386,107	—	—	28,386,107
Total Investments in Securities	28,386,107	—	—	28,386,107

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia EM Core ex-China ETF

December 31, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 91.0%
Brazil - 5.5%
Ambev SA	16,164	64,143
B3 SA - Brasil Bolsa Balcao	7,734	53,499
Banco do Brasil SA	3,233	38,780
BRF SA(a)	3,189	18,044
Kroton Educacional SA	7,582	17,352
Ultrapar Participacoes SA	1,384	18,997
Vale SA	18,669	245,661
Total Brazil		456,476
Chile - 1.1%
Cia Cervecerias Unidas SA	3,266	41,957
Empresas COPEC SA	3,957	47,483
Total Chile		89,440
India - 9.4%
ICICI Bank, Ltd. ADR	30,170	310,449
Infosys, Ltd. ADR	36,521	347,680
Tata Motors, Ltd. ADR(a)	10,093	122,933
Total India		781,062
Indonesia - 3.9%
PT Astra International Tbk	90,621	51,833
PT Bank Central Asia Tbk	83,150	150,341
PT Bank Mandiri Persero Tbk	139,888	71,744
PT Telekomunikasi Indonesia Persero Tbk	198,377	51,732
Total Indonesia		325,650
Malaysia - 4.6%
Dialog Group Bhd	207,100	155,858
IHH Healthcare Bhd	64,800	84,518
Petronas Dagangan Bhd	11,100	71,180
Tenaga Nasional Bhd	22,600	74,376
Total Malaysia		385,932
Mexico - 3.9%
Cemex SAB de CV Series CPO(a)	76,703	36,961
Coca-Cola Femsa SAB de CV Series L	11,080	67,036
Grupo Bimbo SAB de CV Series A	23,020	45,762
Grupo Mexico SAB de CV Series B	27,474	56,416
Grupo Televisa SAB Series CPO	13,926	34,890
Wal-Mart de Mexico SAB de CV	33,933	86,100
Total Mexico		327,165
Philippines - 2.5%
Aboitiz Power Corp.	58,500	39,048
JG Summit Holdings, Inc.	24,560	26,015
Jollibee Foods Corp.	7,340	40,731
Manila Electric Co.	4,360	31,507
Puregold Price Club, Inc.(a)	34,500	28,211
SM Investments Corp.	2,230	38,909
Total Philippines		204,421
Poland - 2.7%
Powszechna Kasa Oszczednosci Bank Polski SA	11,286	118,575
Powszechny Zaklad Ubezpieczen SA	8,892	103,909
Total Poland		222,484
Russia - 4.7%
Gazprom PJSC ADR	16,873	74,730
LUKOIL PJSC ADR	2,897	207,078
Sberbank of Russia PJSC ADR	10,236	112,187
Total Russia		393,995

Issuer	Shares	Value ($)

Common Stocks (continued)
South Africa - 8.6%
AngloGold Ashanti, Ltd.	3,829	48,378
Aspen Pharmacare Holdings, Ltd.	1,809	16,955
Bid Corp., Ltd.	5,197	95,739
Bidvest Group, Ltd. (The)	5,306	76,298
FirstRand, Ltd.	7,651	34,870
MTN Group, Ltd.	6,057	37,475
Naspers, Ltd. N Shares	964	193,823
Remgro, Ltd.	1,851	25,058
Sanlam, Ltd.	9,881	54,814
Sasol, Ltd.	2,556	75,516
Standard Bank Group, Ltd.	4,252	52,854
Total South Africa		711,780
South Korea - 16.7%
Celltrion, Inc.(a)	708	141,157
Hana Financial Group, Inc.	1,119	36,354
Hyundai Motor Co.	884	93,882
KB Financial Group, Inc.	3,013	125,564
Kia Motors Corp.(a)	1,960	59,197
Korea Electric Power Corp.	1,573	46,663
KT&G Corp.	620	56,399
POSCO	384	83,628
Samsung C&T Corp.(a)	309	29,216
Samsung Electronics Co., Ltd.	13,856	480,577
Shinhan Financial Group Co., Ltd.	2,884	102,354
SK Hynix, Inc.	2,427	131,595
Total South Korea		1,386,586
Taiwan - 19.8%
ASE Industrial Holding Co., Ltd.(a)	14,124	26,790
Chang Hwa Commercial Bank, Ltd.	69,840	39,082
China Steel Corp.	84,789	66,894
Chipbond Technology Corp.	24,000	48,411
Chunghwa Telecom Co., Ltd.	23,797	87,486
CTBC Financial Holding Co., Ltd.	66,819	43,913
Eva Airways Corp.	82,150	42,228
Far Eastern New Century Corp.	69,044	62,671
Far EasTone Telecommunications Co., Ltd.	27,248	67,728
Formosa Chemicals & Fibre Corp.	11,177	38,182
Formosa Petrochemical Corp.	11,000	39,008
Formosa Plastics Corp.	26,514	87,123
Formosa Taffeta Co., Ltd.	35,000	39,342
Hon Hai Precision Industry Co., Ltd.	35,783	82,423
Makalot Industrial Co., Ltd.	4,000	22,123
MediaTek, Inc.	6,077	45,374
Nan Ya Plastics Corp.	37,616	92,397
President Chain Store Corp.	10,153	102,729
Standard Foods Corp.	22,536	36,439
Taiwan Business Bank	123,000	41,418
Taiwan Mobile Co., Ltd.	13,954	48,349
Taiwan Semiconductor Manufacturing Co., Ltd.	59,901	439,460
Uni-President Enterprises Corp.	17,768	40,349
Total Taiwan		1,639,919

Issuer	Shares	Value ($)

Common Stocks (continued)
Thailand - 6.6%
Airports of Thailand PCL NVDR	47,000	92,744
BTS Group Holdings PCL NVDR	498,955	146,346
CP ALL PCL NVDR	18,600	39,274
Home Product Center PCL NVDR	105,200	49,111
Ratchaburi Electricity Generating Holding PCL	25,100	39,122
Siam Cement PCL (The)	3,300	44,189
Siam Commercial Bank PCL (The)	15,200	62,322
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	77,200	46,709
Thai Union Group PCL NVDR	50,296	25,024
Total Thailand		544,841
Turkey - 1.0%
Haci Omer Sabanci Holding AS	13,619	19,251
Turkiye Garanti Bankasi AS	24,617	36,833
Turkiye Is Bankasi AS Class C	28,006	23,848
Total Turkey		79,932
Total Common Stocks (Cost: $7,030,938)		7,549,683

Issuer	Shares	Value ($)

Preferred Stocks - 8.3%
Brazil - 8.3%
Banco Bradesco SA Preference Shares	6,975	69,556
Itau Unibanco Holding SA Preference Shares	25,123	230,115
Itausa - Investimentos Itau SA Preference Shares	35,365	110,226
Petroleo Brasileiro SA Preference Shares	40,543	237,248
Telefonica Brasil SA Preference Shares	3,435	40,973
Total Brazil		688,118
Total Preferred Stocks (Cost: $431,252)		688,118

Issuer	Shares	Value ($)

Warrant - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL, expiring 12/29/19(a) (Cost: $0)	56,295	726

Issuer	Shares	Value ($)

Right - 0.0%
Taiwan - 0.0%
Eva Airways Corp., expiring 1/23/19(a) (Cost: $0)	4,773	435

	Shares	Value ($)

Money Market Fund - 0.1%
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 2.218%(b)
(Cost: $8,904)	8,904	8,904
Total Investments in Securities
(Cost: $7,471,094)		8,247,866(c)
Other Assets & Liabilities, Net		51,376
Net Assets		8,299,242

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2018.
(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3
	quoted prices in active markets for identical assets ($)	other significant observable inputs ($)	significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	456,476	—	—	456,476
Chile	89,440	—	—	89,440
India	781,062	—	—	781,062
Indonesia	325,650	—	—	325,650
Malaysia	385,932	—	—	385,932
Mexico	327,165	—	—	327,165
Philippines	204,421	—	—	204,421
Poland	222,484	—	—	222,484
Russia	393,995	—	—	393,995
South Africa	711,780	—	—	711,780
South Korea	1,386,586	—	—	1,386,586
Taiwan	1,639,919	—	—	1,639,919
Thailand	544,841	—	—	544,841
Turkey	79,932	—	—	79,932
Total Common Stocks	7,549,683	—	—	7,549,683
Preferred Stocks
Brazil	688,118	—	—	688,118
Total Preferred Stocks	688,118	—	—	688,118
Warrant
Thailand	726	—	—	726
Total Warrant	726	—	—	726
Right
Taiwan	—	435	—	435
Total Right	—	435	—	435
Money Market Fund	8,904	—	—	8,904
Total Investments in Securities	8,247,431	435	—	8,247,866

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia EM Quality Dividend ETF

December 31, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 97.5%

Brazil - 5.9%

Cielo SA	48,893	112,148
Suzano Papel e Celulose SA	12,590	123,699
Vale SA	9,272	122,008
Total Brazil		357,855

Chile - 2.0%

Enel Americas SA	683,652	120,683

China - 10.0%

Bank of China, Ltd. Class H	283,021	122,183
China Construction Bank Corp. Class H	147,760	121,917
China Mobile, Ltd.	12,326	118,626
Industrial & Commercial Bank of China, Ltd. Class H	171,890	122,726
Ping An Insurance Group Co. of China, Ltd. Class H	13,139	116,045
Total China		601,497

Colombia - 1.8%

Ecopetrol SA	136,828	111,443

Hong Kong - 9.9%

CK Asset Holdings Ltd.	16,292	119,235
CLP Holdings, Ltd.	10,585	119,649
Hang Seng Bank Ltd.	5,378	120,757
Hong Kong Exchanges & Clearing, Ltd.	4,116	119,127
Link REIT	11,972	121,259
Total Hong Kong		600,027

India - 11.8%

Bharat Petroleum Corp., Ltd.	22,875	118,856
GAIL India, Ltd.	23,646	122,032
Indian Oil Corp., Ltd.	57,150	112,188
Infosys, Ltd.	12,603	118,954
ITC, Ltd.	29,808	120,252
Power Grid Corp. of India, Ltd.	42,533	121,022
Total India		713,304

Indonesia - 7.8%

PT Astra International Tbk	203,585	116,445
PT Gudang Garam Tbk	20,925	121,687
PT Telekomunikasi Indonesia Persero Tbk	461,459	120,339
PT United Tractors Tbk	59,954	114,029
Total Indonesia		472,500

Kenya - 2.0%

Safaricom PLC	545,623	118,928

Malaysia - 12.3%

Malayan Banking Bhd	54,100	124,368
Maxis Bhd	95,358	123,452
Nestle Malaysia Bhd	3,400	121,273
Petronas Chemicals Group Bhd	54,490	122,495
Petronas Gas Bhd	26,300	122,192
Tenaga Nasional Bhd	39,031	128,451
Total Malaysia		742,231

Mexico - 4.2%

Grupo Mexico SAB de CV Series B	62,851	129,061
Wal-Mart de Mexico SAB de CV	49,911	126,642
Total Mexico		255,703

Issuer	Shares	Value ($)

Common Stocks (continued)

Poland - 2.0%

Polski Koncern Naftowy Orlen SA	4,172	120,104

Qatar - 2.0%

Qatar National Bank QPSC	2,210	118,351

South Africa - 4.0%

Standard Bank Group, Ltd.	9,768	121,419
Vodacom Group, Ltd.	13,335	122,365
Total South Africa		243,784

South Korea - 5.8%

KB Financial Group, Inc.	2,757	114,896
Samsung Electronics Co., Ltd.	3,485	120,872
S-Oil Corp.	1,289	112,866
Total South Korea		348,634

Taiwan - 12.0%

Formosa Chemicals & Fibre Corp.	34,762	118,750
Formosa Plastics Corp.	36,995	121,564
Nan Ya Plastics Corp.	49,526	121,652
Taiwan Semiconductor Manufacturing Co., Ltd.	16,673	122,320
Uni-President Enterprises Corp.	52,866	120,052
Yageo Corp.	11,793	122,392
Total Taiwan		726,730

Thailand - 2.0%

PTT Global Chemical PCL NVDR	54,208	118,622

United Arab Emirates - 2.0%

Emaar Properties PJSC	105,620	118,757

Total Common Stocks (Cost: $6,198,587)		5,889,153

Issuer	Shares	Value ($)

Preferred Stock - 1.8%

Chile - 1.8%

Sociedad Quimica y Minera de Chile SA Class B	2,859	112,485
(Cost: $146,271)

	Shares	Value ($)

Money Market Fund - 0.3%

Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 2.218%(a)
(Cost: $18,078)	18,078	18,078

Total Investments in Securities (Cost: $6,362,936)		6,019,716(b)
Other Assets & Liabilities, Net		22,273
Net Assets		6,041,989

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at December 31, 2018.
(b)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3
	quoted prices in active markets for identical assets ($)	other significant observable inputs ($)	significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	357,855	—	—	357,855
Chile	120,683	—	—	120,683
China	601,497	—	—	601,497
Colombia	111,443	—	—	111,443
Hong Kong	600,027	—	—	600,027
India	713,304	—	—	713,304
Indonesia	472,500	—	—	472,500
Kenya	118,928	—	—	118,928
Malaysia	742,231	—	—	742,231
Mexico	255,703	—	—	255,703
Poland	120,104	—	—	120,104
Qatar	118,351	—	—	118,351
South Africa	243,784	—	—	243,784
South Korea	348,634	—	—	348,634
Taiwan	726,730	—	—	726,730
Thailand	118,622	—	—	118,622
United Arab Emirates	118,757	—	—	118,757
Total Common Stocks	5,889,153	—	—	5,889,153
Preferred Stocks
Chile	112,485	—	—	112,485
Total Preferred Stocks	112,485	—	—	112,485
Money Market Fund	18,078	—	—	18,078
Total Investments in Securities	6,019,716	—	—	6,019,716

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Emerging Markets Consumer ETF

December 31, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 99.7%

Brazil - 9.4%

Ambev SA ADR	3,088,874	12,108,386
Kroton Educacional SA	2,324,117	5,318,949
Lojas Renner SA	787,887	8,619,341
Total Brazil		26,046,676

Chile - 2.3%

S.A.C.I. Falabella	870,346	6,382,872

China - 31.4%

China Mengniu Dairy Co., Ltd.(a)	2,802,031	8,732,469
Ctrip.com International, Ltd. ADR(a)	341,901	9,251,841
Geely Automobile Holdings, Ltd.	5,226,823	9,212,790
Hengan International Group Co., Ltd.	947,845	6,900,594
JD.com, Inc. ADR(a)	576,093	12,057,627
New Oriental Education & Technology Group, Inc. ADR(a)	135,323	7,417,054
Shenzhou International Group Holdings, Ltd.	716,588	8,122,920
TAL Education Group ADR(a)	335,031	8,938,627
Want Want China Holdings, Ltd.	8,896,548	6,226,964
Yum China Holdings, Inc.	304,736	10,217,798
Total China		87,078,684

India - 14.9%

Hindustan Unilever, Ltd.	497,349	12,962,846
ITC, Ltd.	2,603,244	10,502,094
Maruti Suzuki India, Ltd.	101,554	10,859,434
Tata Motors, Ltd. ADR(a)	568,055	6,918,910
Total India		41,243,284

Indonesia - 3.7%

PT Astra International Tbk	17,818,688	10,191,843

Malaysia - 2.1%

Genting Bhd	3,871,194	5,714,285

Mexico - 10.7%

Fomento Economico Mexicano SAB de CV Series UBD	1,420,291	12,168,617
Grupo Televisa SAB Series CPO	2,732,052	6,844,783
Wal-Mart de Mexico SAB de CV	4,158,409	10,551,352
Total Mexico		29,564,752

Philippines - 3.1%

SM Investments Corp.	488,669	8,526,268

Russia - 2.1%

Magnit PJSC GDR	462,059	5,882,011

South Africa - 14.5%

Naspers, Ltd. N Shares	137,800	27,706,278
Shoprite Holdings, Ltd.	540,650	7,146,652
Tiger Brands, Ltd.	287,908	5,479,559
Total South Africa		40,332,489

Thailand - 5.5%

CP ALL PCL	4,255,205	8,984,808
Thai Beverage PCL	14,248,744	6,376,914
Total Thailand		15,361,722

Total Common Stocks (Cost: $336,311,548)		276,324,886

	Shares	Value ($)

Money Market Fund - 0.1%

Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 2.218%(b)
(Cost: $356,992)	356,992	356,992

Total Investments in Securities (Cost: $336,668,540)		276,681,878(c)
Other Assets & Liabilities, Net		549,921
Net Assets		277,231,799

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2018.
(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
PJSC	Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3
	quoted prices in active markets for identical assets ($)	other significant observable inputs ($)	significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	26,046,676	—	—	26,046,676
Chile	6,382,872	—	—	6,382,872
China	87,078,684	—	—	87,078,684
India	41,243,284	—	—	41,243,284
Indonesia	10,191,843	—	—	10,191,843
Malaysia	5,714,285	—	—	5,714,285
Mexico	29,564,752	—	—	29,564,752
Philippines	8,526,268	—	—	8,526,268
Russia	5,882,011	—	—	5,882,011
South Africa	40,332,489	—	—	40,332,489
Thailand	15,361,722	—	—	15,361,722
Total Common Stocks	276,324,886	—	—	276,324,886
Money Market Fund	356,992	—	—	356,992
Total Investments in Securities	276,681,878	—	—	276,681,878

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Consumer ETF

December 31, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 99.5%
Communication Services - 4.6%
Sun TV Network, Ltd.	107,185	933,061
Zee Entertainment Enterprises, Ltd.	799,247	5,454,433
Total		6,387,494
Consumer Discretionary - 42.2%
Bajaj Auto, Ltd.	154,637	6,025,007
Balkrishna Industries, Ltd.	134,907	1,785,298
Bharat Forge, Ltd.	431,089	3,141,087
Bosch, Ltd.	16,031	4,503,146
Future Retail, Ltd.(a)	242,332	1,742,125
Hero MotoCorp, Ltd.	126,660	5,631,803
Mahindra & Mahindra, Ltd.	623,268	7,176,308
Maruti Suzuki India, Ltd.	52,436	5,607,118
Motherson Sumi Systems, Ltd.	2,088,489	4,991,254
MRF, Ltd.	4,449	4,268,637
Page Industries, Ltd.	6,510	2,353,433
Rajesh Exports, Ltd.	96,718	791,033
Tata Motors, Ltd.(a)	1,329,622	3,289,060
Titan Co., Ltd.	555,146	7,403,007
Total		58,708,316
Consumer Staples - 52.7%
Avenue Supermarts, Ltd.(a)(b)	173,265	3,987,341
Britannia Industries Ltd.	187,714	8,376,483
Colgate-Palmolive India, Ltd.	237,185	4,564,491
Dabur India, Ltd.	1,002,930	6,186,519
Emami, Ltd.	223,384	1,344,176
GlaxoSmithKline Consumer Healthcare, Ltd.	20,615	2,257,492
Godrej Consumer Products, Ltd.	616,768	7,161,541
Hindustan Unilever, Ltd.	349,325	9,104,766
ITC, Ltd.	1,751,472	7,065,847
Marico, Ltd.	861,026	4,605,129
Nestle India, Ltd.	59,385	9,428,831
Procter & Gamble Hygiene & Health Care, Ltd.	16,962	2,401,405
United Breweries, Ltd.	117,384	2,315,230
United Spirits, Ltd.(a)	491,595	4,476,919
Total		73,276,170
Total Common Stocks (Cost: $109,334,117)		138,371,980

	Shares	Value ($)

Money Market Fund - 0.4%
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 2.218%(c)
(Cost: $493,908)	493,908	493,908
Total Investments in Securities (Cost: $109,828,025)		138,865,888(d)
Other Assets & Liabilities, Net		127,125
Net Assets		138,993,013

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31, 2018, the value of this security amounted to $3,987,341, which represents 2.87% of net assets.

(c)	The rate shown is the seven-day current annualized yield at December 31, 2018.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3
	quoted prices in active markets for identical assets ($)	other significant observable inputs ($)	significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	6,387,494	—	—	6,387,494
Consumer Discretionary	58,708,316	—	—	58,708,316
Consumer Staples	73,276,170	—	—	73,276,170
Total Common Stocks	138,371,980	—	—	138,371,980
Money Market Fund	493,908	—	—	493,908
Total Investments in Securities	138,865,888	—	—	138,865,888

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia India Infrastructure ETF

December 31, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 99.8%
Communication Services - 12.1%
Bharti Airtel, Ltd.	305,727	1,368,469
Bharti Infratel, Ltd.	267,330	991,742
Tata Communications, Ltd.	25,432	190,991
Vodafone Idea Ltd.(a)	2,368,485	1,280,675
Total		3,831,877
Consumer Discretionary - 4.4%
Eicher Motors, Ltd.	4,170	1,383,232
Energy - 2.8%
Petronet LNG, Ltd.	281,864	904,960
Industrials - 27.0%
Adani Ports and Special Economic Zone, Ltd.	299,813	1,664,936
Ashok Leyland, Ltd.	721,678	1,059,543
Bharat Heavy Electricals, Ltd.	521,796	546,348
Container Corp. of India, Ltd.	82,817	815,774
Cummins India, Ltd.	52,258	636,018
Havells India, Ltd.	84,116	833,148
Larsen & Toubro, Ltd.	88,584	1,824,020
Siemens, Ltd.	33,264	498,805
Voltas, Ltd.	86,362	684,686
Total		8,563,278
Materials - 32.7%
Grasim Industries Ltd.	116,632	1,379,236
Hindalco Industries, Ltd.	492,796	1,596,655
JSW Steel, Ltd.	294,499	1,293,956
NMDC, Ltd.	327,100	453,766
Shree Cement, Ltd.	3,205	791,258
Steel Authority of India, Ltd.(a)	389,519	314,394
Tata Steel, Ltd.	193,018	1,440,551
UltraTech Cement, Ltd.	27,975	1,599,181
Vedanta, Ltd.	517,110	1,497,667
Total		10,366,664
Real Estate - 1.4%
DLF, Ltd.	172,099	437,673
Utilities - 19.4%
GAIL India, Ltd.	316,666	1,634,244
Indraprastha Gas, Ltd.	134,660	515,475
NTPC, Ltd.	705,095	1,505,327
Power Grid Corp. of India, Ltd.	610,362	1,736,710
Tata Power Co., Ltd. (The)	694,101	763,546
Total		6,155,302
Total Common Stocks (Cost: $30,542,039)		31,642,986

	Shares	Value ($)

Money Market Fund - 0.3%
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 2.218%(b)
(Cost: $93,767)	93,767	93,767
Total Investments in Securities
(Cost: $30,635,806)		31,736,753(c)
Other Assets & Liabilities, Net		(38,976)
Net Assets		31,697,777

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2018.
(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3
	quoted prices in active markets for identical assets ($)	other significant observable inputs ($)	significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,831,877	—	—	3,831,877
Consumer Discretionary	1,383,232	—	—	1,383,232
Energy	904,960	—	—	904,960
Industrials	8,563,278	—	—	8,563,278
Materials	10,366,664	—	—	10,366,664
Real Estate	437,673	—	—	437,673
Utilities	6,155,302	—	—	6,155,302
Total Common Stocks	31,642,986	—	—	31,642,986
Money Market Fund	93,767	—	—	93,767
Total Investments in Securities	31,736,753	—	—	31,736,753

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia India Small Cap ETF

December 31, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 100.2%
Communication Services - 4.0%
Eros International Media, Ltd.(a)	87,811	110,369
Himachal Futuristic Communications, Ltd.	611,742	185,762
Just Dial, Ltd.(a)	51,342	369,024
Total		665,155
Consumer Discretionary - 6.5%
Indo Count Industries, Ltd.	107,793	86,926
Jamna Auto Industries, Ltd.	229,890	213,706
JK Tyre & Industries, Ltd.	137,488	204,218
Kesoram Industries, Ltd.(a)	161,044	199,878
Shankara Building Products, Ltd.	15,559	117,013
Sintex Industries, Ltd.	690,943	116,782
Trident, Ltd.	145,132	138,033
Total		1,076,556
Consumer Staples - 8.2%
Balrampur Chini Mills, Ltd.(a)	214,677	313,644
Dwarikesh Sugar Industries, Ltd.(a)	254,847	80,672
Kaveri Seed Co., Ltd.	41,961	345,383
Kwality, Ltd.	93,951	11,102
LT Foods, Ltd.	201,077	120,822
Parag Milk Foods, Ltd.(b)	59,614	211,507
Venky’s India, Ltd.	7,483	257,615
Total		1,340,745
Energy - 1.2%
Aban Offshore, Ltd.(a)	47,101	50,430
Hindustan Oil Exploration Co., Ltd.(a)	90,290	152,736
Total		203,166
Financials - 20.4%
Andhra Bank(a)	420,173	176,940
Central Depository Services India, Ltd.	62,195	198,972
IFCI, Ltd.(a)	1,121,060	240,061
Karnataka Bank, Ltd. (The)	417,256	670,574
Lakshmi Vilas Bank, Ltd. (The)(a)	325,421	406,223
Multi Commodity Exchange of India, Ltd.	63,849	672,191
Oriental Bank of Commerce(a)	229,457	314,368
Repco Home Finance, Ltd.	62,634	358,094
SREI Infrastructure Finance, Ltd.	278,330	144,318
Tourism Finance Corp. of India, Ltd.	93,656	166,009
Total		3,347,750
Health Care - 5.9%
Granules India, Ltd.	203,930	262,160
Marksans Pharma, Ltd.	329,836	131,575
Morepen Laboratories, Ltd.(a)	407,304	129,224
Suven Life Sciences, Ltd.	76,014	246,666
Unichem Laboratories, Ltd.	72,341	198,222
Total		967,847

Issuer	Shares	Value ($)

Common Stocks (continued)
Industrials - 14.6%
Future Enterprises, Ltd.(a)	360,349	197,169
Gati, Ltd.	106,991	133,250
Gayatri Projects, Ltd.(a)	123,997	313,034
Hindustan Construction Co., Ltd.(a)	1,244,526	233,521
KEI Industries Ltd.	59,561	306,443
Mercator, Ltd.(a)	312,638	53,513
Praj Industries, Ltd.	163,095	256,271
Reliance Naval and Engineering, Ltd.(a)	352,855	70,505
Shipping Corp. of India, Ltd.(a)	263,811	181,945
Sintex Plastics Technology, Ltd.(a)	655,107	235,525
Texmaco Rail & Engineering, Ltd.	166,947	141,205
Titagarh Wagons, Ltd.	90,557	105,649
Welspun Enterprises, Ltd.	100,646	163,983
Total		2,392,013
Information Technology - 10.4%
Firstsource Solutions, Ltd.	413,937	278,073
HCL Infosystems, Ltd.(a)	312,651	112,181
Intellect Design Arena, Ltd.(a)	109,798	353,228
KPIT Technologies, Ltd.	244,608	764,148
NIIT, Ltd.(a)	166,545	207,540
Total		1,715,170
Materials - 23.6%
Advanced Enzyme Technologies, Ltd.	118,344	299,611
Bhansali Engineering Polymers, Ltd.	112,490	142,435
Camlin Fine Sciences, Ltd.(a)	129,384	101,094
Deepak Nitrite, Ltd.	105,452	333,960
GHCL, Ltd.	86,005	302,185
Jai Corp., Ltd.	76,703	122,281
Jindal Saw, Ltd.	188,359	228,923
JK Paper, Ltd.	109,496	239,255
Kiri Industries, Ltd.(a)	24,173	155,775
Maithan Alloys, Ltd.	11,610	81,801
Meghmani Organics, Ltd.	402,836	346,780
Nilkamal, Ltd.	9,235	195,686
NOCIL, Ltd.	152,961	361,835
Phillips Carbon Black, Ltd.	123,718	366,378
Prakash Industries, Ltd.(a)	112,038	134,160
Tata Metaliks, Ltd.	19,605	174,175
Tata Sponge Iron, Ltd.	11,159	137,092
Thirumalai Chemicals, Ltd.	93,316	148,899
Total		3,872,325
Real Estate - 2.3%
Housing Development & Infrastructure, Ltd.(a)	421,246	158,687
Omaxe, Ltd.	69,467	212,685
Total		371,372
Utilities - 3.1%
PTC India, Ltd.	388,869	517,174
Total Common Stocks (Cost: $22,006,010)		16,469,273

	Shares	Value ($)

Money Market Fund - 0.4%
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 2.218%(c)
(Cost: $70,112)	70,112	70,112
Total Investments in Securities
(Cost: $22,076,122)		16,539,385(d)
Other Assets & Liabilities, Net		(104,001)
Net Assets		16,435,384

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31, 2018, the value of this security amounted to $211,507, which represents 1.29% of net assets.

(c)	The rate shown is the seven-day current annualized yield at December 31, 2018.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3
	quoted prices in active markets for identical assets ($)	other significant observable inputs ($)	significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	665,155	—	—	665,155
Consumer Discretionary	1,076,556	—	—	1,076,556
Consumer Staples	1,340,745	—	—	1,340,745
Energy	203,166	—	—	203,166
Financials	3,347,750	—	—	3,347,750
Health Care	967,847	—	—	967,847
Industrials	2,392,013	—	—	2,392,013
Information Technology	1,715,170	—	—	1,715,170
Materials	3,872,325	—	—	3,872,325
Real Estate	371,372	—	—	371,372
Utilities	517,174	—	—	517,174
Total Common Stocks	16,469,273	—	—	16,469,273
Money Market Fund	70,112	—	—	70,112
Total Investments in Securities	16,539,385	—	—	16,539,385

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 21, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 21, 2019